Related Parties (Details) - Schedule of General and Administrative Expenses - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of General and Administrative Expenses [Line Items]
Management compensation	R$ 14,362	R$ 16,377
Board of directors and executive board compensation [Member]
Schedule of General and Administrative Expenses [Line Items]
Management compensation	11,583	10,665
Bonus [Member]
Schedule of General and Administrative Expenses [Line Items]
Management compensation	1,754	1,879
Overall compensation [Member]
Schedule of General and Administrative Expenses [Line Items]
Management compensation	13,337	12,544
Share grants [Member]
Schedule of General and Administrative Expenses [Line Items]
Management compensation	R$ 1,025	R$ 3,833